Intangible assets and goodwill	12 Months Ended
Mar. 31, 2026
Intangible Assets And Goodwill
Intangible assets and goodwill

20. Intangible assets and goodwill

	Computer software and Websites	Intellectual property rights	Agent / Supplier/ relationship	Customer Relationship	Non compete agreement	Trademarks	Goodwill	Intangible under development		Total
Gross block
At April 1, 2024	2,795,032	59,209	222,169	140,336	22,171	271,329	1,015,099	81,346		4,606,691
Additions	253,191	-	-	-	-	-	-	264,384		517,575
Disposals/adjustment	-	-	-	-	-	-	-	(248,888	)*	(248,888)
On account of business combination	2,529	-	138,030	189,586	-	315,870	723,529	-		1,369,544
At March 31, 2025	3,050,752	59,209	360,199	329,922	22,171	587,199	1,738,628	96,842		6,244,922
Additions	288,664	-	-	-	-	-	-	419,064		707,718
Disposals/adjustment	(40)	-	-	-	-	-	-	(286,214	)*	(286,254)
At March 31, 2026	3,339,376	59,209	360,199	329,922	22,171	587,199	1,738,628	229,692		6,666,386
				-
Amortization and Impairment
At April 1, 2024	2,509,093	59,209	222,169	122,378	22,171	271,329	486,908	-		3,693,257
Charge for the year	173,951	-	5,093	15,981	-	11,657	-	-		206,682
Disposals	-	-	-	-	-	-	-	-		-
At March 31, 2025	2,683,044	59,209	227,262	138,359	22,171	282,986	486,908	-		3,899,939
Charge for the year	230,867	-	9,202	21,731	-	21,248	-	-		283,038
Disposals	(41)	-	-	-	-	-	-	-		(41)
At March 31, 2026	2,913,870	59,209	236,464	160,090	22,171	304,234	486,908	-		4,182,936

Net block
At March 31, 2025	367,708	-	132,937	191,563	-	304,213	1,251,720	96,842		2,344,983
At March 31, 2026	425,506	-	123,735	169,832	-	282,965	1,251,720	229,692		2,483,450

*	Intangible assets capitalized during the year.

Goodwill

The carrying amount of goodwill allocated to cash-generating units (“CGUs”) is as follows:

	March 31, 2026	March 31, 2025
Air Business CGU	392,296	-
Hotel & Packages Business CGU	859,424	-
Yatra for Business Private Limited (ATB)	-	205,358
TSI Yatra Private Limited (TSI)	-	103,670
Yatra Hotel Solutions Private Limited (Desiya) and Yatra TG Stays Private Limited (TG)	-	219,163
Globe All India Services Limited (Globe)(Refer note 44)	-	723,529
	1,251,720	1,251,720

Change in cash-generating units

Goodwill arose from business combinations completed in prior years and was initially allocated, from the acquisition date, to the respective acquired entities, representing the cash-generating units (“CGUs”) that were expected to benefit from the synergies arising from those business combinations. At the time of the respective acquisitions, these CGUs represented the lowest level within the Group at which the goodwill was monitored for internal management purposes and were not larger than the Group’s operating segments.

During the year ended March 31, 2026, the Group completed the amalgamation of six wholly owned subsidiaries into Yatra India, an indirect subsidiary of the Company, pursuant to a Composite Scheme of Amalgamation approved by the National Company Law Tribunal (“NCLT”) on October 14, 2025. The amalgamated entities comprised:

● Yatra TG Stays Private Limited

● Yatra Hotel Solutions Private Limited

● Yatra for Business Private Limited

● Travel.Co.In Private Limited

● Yatra Corporate Hotel Solutions Private Limited

● Yatra Online Freight Services Private Limited

Following the amalgamation and the resulting integration of the Group’s operations, management reassessed the identification of its CGUs in accordance with IAS 36. This reassessment reflected changes in the manner in which the Group’s operations are managed, monitored and reported for internal management purposes. Management concluded that goodwill is monitored at the business vertical level, rather than at the individual legal entity level, and that the revised CGUs represent the lowest level within the Group at which goodwill is monitored for internal management purposes and are not larger than the Group’s operating segments.

Although Globe and TSI continue to operate as separate legal entities and were not part of the amalgamation, their operations are managed and monitored together with the Group’s respective business verticals. Accordingly, the legal entity structure was not considered determinative in identifying the Group’s CGUs for the purposes of impairment testing under IAS 36.

Consequently, goodwill previously allocated to the individual acquired entities was reallocated to the revised CGUs using a relative value approach in accordance with IAS 36. Following the reallocation, goodwill is allocated to, and tested annually for impairment at, the following CGUs:

● Air Business CGU

● Hotel & Packages Business CGU

The comparative information has not been restated and reflects the allocation of goodwill to the CGUs existing at March 31, 2025. Accordingly, the comparative impairment testing methodologies presented below relate to the CGU structure that existed as at March 31, 2025 and are not directly comparable to the revised CGU structure adopted as at March 31, 2026.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)

Impairment testing

The Company performs an impairment test for goodwill annually, or more frequently if events or changes in circumstances indicate that goodwill may be impaired. In performing such impairment assessments, the Group compare the carrying value of the CGUs to the recoverable value.

For the year ended March 31, 2026, the recoverable amount of the Air Business CGU and the Hotel & Packages Business CGU was determined based on the value in use (“VIU”) methodology. The value in use calculations were based on the present value of the future cash flows expected to be generated from the continuing use of the respective CGUs.

Below table summarizes the valuation method used for determining recoverable amount of goodwill:

As at March 31, 2026
Air Ticketing	Value in use
Hotels and Packages	Value in use

The calculations incorporate cash flow projections for a period of five years based on management-approved budgets and strategic forecasts. The key assumptions used in determining the recoverable amount include expected revenue growth rates/ gross margins, terminal value growth rates, and discount rates. These assumptions reflect management’s current expectations of future operating performance and market conditions, including the time value of money and risks specific to each CGU and are as follows:

	As at March 31, 2026
	Air Ticketing	Hotels and Packages
Pre -Tax Discount rate	21.54%	18.70%
Terminal Value growth rate	5%	5%
Revenue/Gross Margin Growth rates	14.5% - 30.5%	15.3% - 30.6%

Management has determined the values assigned to each of the above key assumptions as follows:

Pre-Tax Discount Rate: The above pre-tax discount rate represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the specific circumstances of the Group and its operating segments and is derived from its weighted average cost of capital (WACC).

Terminal Value growth rate: This is the weighted average growth rate used to extrapolate cash flows beyond the budget period and determined based on management’s estimate.

Revenue/Gross Margin growth rates: Revenue growth in case of Air Ticketing and Gross Margin in case of Hotels and Packages was projected taking into account the average growth levels experienced in past and the estimated growth for the future.

The estimation of value in use reflects assumptions that are subject to various risks and uncertainties, including key assumptions regarding revenue growth rates including Gross margin, terminal value growth rate and discount rate. It requires significant judgments and estimates, and actual results could be materially different than the judgments and estimates used to estimate value in use.

Based on the impairment assessments performed as of March 31, 2026, the recoverable amount of each CGU exceeded its carrying amount. Accordingly, no impairment loss was recognised in respect of goodwill during the year.

Sensitivity change in assumption

Based on the above, no impairment was identified and recorded as at March 31, 2026, as the recoverable value of the CGUs exceeded the carrying value. The calculation of value in use for “Air Ticketing” and “Hotels and Packages” is most sensitive to Revenue/Gross Margin growth rate, discount rate and long-term growth rate assumptions.

For the year ended March 31, 2026, the Group performed sensitivity analyses for the key assumptions used in the impairment assessment, including Revenue/Gross Margin growth rate, pre-tax discount rates and terminal value growth rates, based on reasonably possible changes in these parameters. The sensitivity analyses were performed for the following CGUs: “Air Ticketing” and “Hotels and Packages”.

Based on the results of these sensitivity analyses, management did not identify any reasonably possible changes in the key assumptions that would cause the recoverable amount of these CGUs to fall below their respective carrying amounts.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)

In the year ended March 31, 2025, goodwill was tested for impairment at the level of the acquired subsidiaries, which represented the cash-generating units (“CGUs”) expected to benefit from the synergies arising from the respective business combinations. The recoverable amount of each CGU was determined using the value in use (“VIU”) methodology.

As at March 31, 2025
Yatra TG Stays Private Limited and Yatra Hotel Solutions Private Limited	Value in use
Yatra for Business Private Limited	Value in use
TSI Yatra Private Limited	Value in use
Globe All India Services Limited	Value in use

During the year ended March 31, 2025, the Group changed the methodology used to determine the recoverable amount of the following CGUs from fair value less costs of disposal (“FVLCD”) to value in use (“VIU”):

● Yatra for Business Private Limited
● TSI Yatra Private Limited

Management concluded that the VIU methodology provided a more appropriate basis for estimating the recoverable amount of these CGUs, as it better reflected the expected future cash flows from the continuing use of the respective CGUs and represented a more reliable estimate of recoverable amount as at the reporting date. The change in methodology was applied in accordance with the requirements of IAS 36, Impairment of Assets, and did not result in the recognition of an impairment loss.

The recoverable amount of “Yatra TG Stays Private Limited and Yatra Hotel Solutions Private Limited”, “Yatra for Business Private Limited”, “TSI Yatra Private Limited” and “Globe All India Services Limited” for the year ended March 31, 2025, is based on its value in use and was determined by discounting the future cash flows to be generated from the continuing use of the CGU.

These calculations use cash flow projections over a period of five years, based on financial budgets approved by management, with extrapolation for the remaining period, and an average of the range of assumptions as mentioned below:

As at March 31, 2025
Pre -Tax Discount rate	21.19% - 29.79%
Terminal Value growth rate	5%
EBITDA margin over next 5 years	10.01% - 35.50%

Management determined the values assigned to each of the above key assumptions as follows:

Discount Rate: The above discount rate represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the specific circumstances of the Company and its operating segments and is derived from its weighted average cost of capital (WACC).

Terminal Value growth rate: This is the weighted average growth rate used to extrapolate cash flows beyond the budget period. The rates are consistent with forecasts included in industry reports.

EBITDA margin: EBITDA margin was based on expectations of future outcomes taking into account past experience, adjusted for anticipated revenue growth. Revenue growth was projected taking into account the average growth levels experienced in past, industry report and the estimated adjusted margin growth for future.

The estimation of value in use reflects assumptions that are subject to various risks and uncertainties, including key assumptions regarding EBITDA margin, terminal value growth rate and discount rate. It requires significant judgments and estimates, and actual results could be materially different than the judgments and estimates used to estimate value in use.

Sensitivity change in assumption

Based on the above, no impairment was identified and recorded as at 31 March 2025, as the recoverable value of the CGUs exceeded the carrying value. The calculation of value in use for “Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited”, “Yatra for Business Private Limited”, “TSI Yatra Private Limited” and “Globe All India Services Limited” is most sensitive to EBITDA margin, discount rate and long-term growth rate assumptions.

For the year ended March 31, 2025, the Group performed sensitivity analyses for the key assumptions used in the impairment assessment, including EBITDA margins, discount rates and terminal value growth rates, based on reasonably possible changes in these parameters. The sensitivity analyses were performed for the following CGUs: Yatra TG Stays Private Limited and Yatra Hotel Solutions Private Limited, Yatra for Business Private Limited, TSI Yatra Private Limited, and Globe All India Services Limited.

Based on the results of these sensitivity analyses, management did not identify any reasonably possible changes in the key assumptions that would cause the recoverable amount of these CGUs to fall below their respective carrying amounts.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)